Investment in Joint Ventures - Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of joint ventures [line items]
Non-current assets	¥ 6,526,863		¥ 6,593,763		$ 909,821
Cash and bank balances	5,915,916		5,544,376	¥ 4,451,489	824,656	$ 772,865	¥ 4,788,219
Total assets	27,048,094		25,757,618	24,137,556	3,770,401
Non-current liabilities	(1,518,024)		(1,523,411)		(211,607)
Total liabilities	(14,748,529)		(13,581,993)	(12,302,492)	(2,055,888)
Investment in joint ventures	338,579		237,229	154,703	47,197
Revenue	19,133,575	$ 2,667,146	18,046,349	16,030,636
Depreciation and amortization	(714,830)	(99,644)	(665,065)	(624,692)
Profit/(loss) for the year, representing total comprehensive income for the year	510,201	71,120	454,874	424,778
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	101,553	$ 14,156	62,083	¥ (27,546)
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Non-current assets	615,724		685,434
Cash and bank balances	63,381		64,252
Others	443,449		426,105
Total assets	1,122,554		1,175,791
Non-current liabilities	(185,872)		(146,218)
Current liabilities	(840,925)		(946,348)
Total liabilities	¥ (1,026,797)		¥ (1,092,566)
Proportion of the Group's ownership	45.00%	45.00%	45.00%	45.00%
Group's share of net assets	¥ 43,091		¥ 37,451
Unrealized profit on transactions with joint venture	(8,219)		(24,474)
Investment in joint ventures	34,872		12,977		4,861
Revenue	1,492,662		1,562,179	¥ 1,255,967
Depreciation and amortization	(73,861)		(63,648)	(29,617)
Interest (expense)/income, net	(20,545)		(22,508)	(30,547)
Profit/(loss) for the year, representing total comprehensive income for the year	12,587		(6)	(65,961)
Group's share of results	5,664		(3)	(29,682)
Unrealized profit on transactions with joint venture	10,016		(4,016)	(24,434)
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	15,680	$ 2,186	(4,019)	(54,116)
Net assets/(liabilities)	95,757		83,225
Y & C Engine Co., Ltd. [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	34,872		12,977
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	15,680		(4,019)	¥ (54,116)
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Non-current assets	80,622		74,794
Cash and bank balances	610,900		523,858
Others	253,523		226,881
Total assets	945,045		825,533
Non-current liabilities	(5,101)		(4,825)
Current liabilities	(360,026)		(414,396)
Total liabilities	¥ (365,127)		¥ (419,221)
Proportion of the Group's ownership	50.00%	50.00%	50.00%	50.00%
Group's share of net assets	¥ 289,959		¥ 203,156
Unrealized profit on transactions with joint venture	(3,118)
Investment in joint ventures	286,841		203,156		39,985
Revenue	973,322		708,432	¥ 594,197
Depreciation and amortization	(9,471)		(8,682)	(9,733)
Interest (expense)/income, net	10,570		6,762	470
Profit/(loss) for the year, representing total comprehensive income for the year	173,606		150,030	66,076
Group's share of results	86,803		75,015	33,038
Unrealized profit on transactions with joint venture	(299)		(288)	7,241
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	86,504	$ 12,058	74,727	40,279
Net assets/(liabilities)	579,918		406,312
MTU Yuchai Power Co., Ltd [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	286,841		203,156
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	86,504		74,727	40,279
Guangxi Purem Yuchai Automotive Technology Co., Ltd [member]
Disclosure of joint ventures [line items]
Non-current assets			51,877
Cash and bank balances			16,171
Others			45,009
Total assets			113,057
Current liabilities			(80,672)
Total liabilities			¥ (80,672)
Proportion of the Group's ownership			49.00%
Group's share of net assets			¥ 15,869
Investment in joint ventures	16,856		15,869		2,350
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	987	$ 138	(4,508)	¥ (11,278)
Net assets/(liabilities)			32,385
Guangxi Purem Yuchai Automotive Technology Co., Ltd [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures			¥ 15,869
Purem [member]
Disclosure of joint ventures [line items]
Non-current assets	42,707
Cash and bank balances	40,084
Others	29,891
Total assets	112,682
Current liabilities	(78,282)
Total liabilities	¥ (78,282)
Proportion of the Group's ownership	49.00%	49.00%	49.00%	49.00%
Group's share of net assets	¥ 16,856
Revenue	78,569		¥ 79,119	¥ 69,380
Depreciation and amortization	(7,198)		(7,557)	(7,726)
Interest (expense)/income, net	47		36	(469)
Profit/(loss) for the year, representing total comprehensive income for the year	2,014		(9,201)	(23,016)
Group's share of results	987		(4,508)	(11,278)
Net assets/(liabilities)	34,400
Purem [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	16,856
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	987		(4,508)	(11,278)
Total for Significant Joint Ventures [Member]
Disclosure of joint ventures [line items]
Non-current assets			812,105
Cash and bank balances			604,281
Others			697,995
Total assets			2,114,381
Non-current liabilities			(151,043)
Current liabilities			(1,441,416)
Total liabilities			(1,592,459)
Investment in joint ventures			237,229
Net assets/(liabilities)			521,922
Total for Significant Joint Ventures [Member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures			232,002
Total for Significant Joint Ventures [Member] | Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures			5,227
Joint ventures [member]
Disclosure of joint ventures [line items]
Non-current assets	739,053				103,021
Cash and bank balances	714,365				99,580
Others	726,863				101,322
Total assets	2,180,281				303,923
Non-current liabilities	(190,973)				(26,621)
Current liabilities	(1,279,233)				(178,320)
Total liabilities	(1,470,206)				(204,941)
Investment in joint ventures	338,579				47,197
Revenue	2,544,553	$ 354,701	2,349,730	1,919,544
Depreciation and amortization	(90,530)	(12,620)	(79,887)	(47,076)
Interest (expense)/income, net	(9,928)	(1,384)	(15,710)	(30,546)
Profit/(loss) for the year, representing total comprehensive income for the year	188,207	26,235	140,823	(22,901)
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	101,553	14,156	62,083	(27,546)
Net assets/(liabilities)	710,075				98,982
Joint ventures [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	338,569				47,196
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	103,171	14,382	66,200	(25,115)
Joint ventures [member] | Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	10				$ 1
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	¥ (1,618)	$ (226)	¥ (4,117)	¥ (2,431)